Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Narrative (Details) € in Millions, $ in Millions, £ in Billions				3 Months Ended			6 Months Ended				12 Months Ended		25 Months Ended
		Dec. 31, 2022 USD ($)		Jun. 30, 2023 USD ($)		Mar. 31, 2023 GBP (£)	Jun. 30, 2023 USD ($)		Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)		Jan. 01, 2024 EUR (€)	Jun. 14, 2023 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Losses recognised on assets held for sale	[1],[2]						$ 2,130			$ 0
Deferred tax liabilities		$ 972	[3]	$ 976	[3]		976	[3]			$ 972	[3]			$ 3,294
Total external assets		2,949,286	[3]	3,041,476	[3]		3,041,476	[3]		$ 2,970,481	2,949,286	[3]			2,953,792
Total liabilities		2,764,089	[3]	2,849,825	[3]		2,849,825	[3]			2,764,089	[3]			$ 2,757,474
Discontinued operations
Disclosure of detailed information about business combination [line items]
Total external assets				94,995			94,995
Total liabilities				87,241			87,241
France disposal group
Disclosure of detailed information about business combination [line items]
Losses recognised on assets held for sale | £						£ 2.1
Goodwill impairment		$ 400
Loans and receivables														$ 7,500
Profit participation | €													€ 1,768
Deferred tax liabilities				400			400
France disposal group | Forecast
Disclosure of detailed information about business combination [line items]
Losses recognised on assets held for sale							(2,200)		€ (2,000)
Canada | Discontinued operations
Disclosure of detailed information about business combination [line items]
Total external assets				87,237			87,237
Total liabilities				80,404			80,404
Canada | Forecast
Disclosure of detailed information about business combination [line items]
Losses recognised on assets held for sale							5,300
Branch operations in Greece
Disclosure of detailed information about business combination [line items]
Impairment loss				100
Branch operations in Greece | Discontinued operations
Disclosure of detailed information about business combination [line items]
Loans and advances to banks and customers, not at FV				300			300
Deposits from customers, not at FV				1,500			1,500
Russia disposal group
Disclosure of detailed information about business combination [line items]
Impairment loss											$ 300
Oman | Discontinued operations
Disclosure of detailed information about business combination [line items]
Total external assets				5,988			5,988
Total liabilities				$ 5,338			$ 5,338
HSBC SFH (France) | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							100.00%		100.00%
Credit Logement | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							3.00%		3.00%

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Reversal of the $2.1bn impairment loss relating to the planned sale of our retail banking operations in France, which is no longer classified as held for sale.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.